Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000249919 [Member] | Portugal Treasury Bills 2 32 11 20 26 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
C000249919 [Member] | Spain Letras del Tesoro 2 20 09 04 26 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
C000249919 [Member] | France Treasury Bills 2 23 08 26 26 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
C000249919 [Member] | Italy Buoni Ordinari del Tesoro BOT 2 14 08 14 26 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
C000249919 [Member] | U S Treasury Bills 3 69 06 04 26 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
C000249919 [Member] | U S Treasury Bills 3 68 07 09 26 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[1]
C000249919 [Member] | U S Treasury Bills 3 69 06 18 26 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
C000249919 [Member] | U S Treasury Bills 3 69 06 30 26 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
C000249919 [Member] | U S Treasury Bills 3 67 05 05 26 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[1]
C000249919 [Member] | U S Treasury Bills 3 70 07 21 26 [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[1]
C000249919 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
C000249919 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[1]
C000249919 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	63.00%	[1]
C000257655 [Member]
Holdings [Line Items]
Percent of Total Long Exposure	55.90%
Percent of Total Short Exposure	44.10%
Percent of Net Long Exposure	100.00%
C000257655 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	16.30%
Percent of Total Short Exposure
Percent of Net Long Exposure	16.30%
C000257655 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure
Percent of Net Long Exposure	0.10%
C000257655 [Member] | Future [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.90%
Percent of Total Short Exposure	13.30%
Percent of Net Long Exposure	24.20%
C000257655 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.60%
Percent of Total Short Exposure	30.80%
Percent of Net Long Exposure	59.40%

[1]	Excludes money market funds.